Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Operating Segments
Operating Segments

Note 7.Operating Segments

The Company operates in two reportable segments:

●	Specialized BioTherapeutics – Focuses on developing and commercializing products for orphan diseases and areas of unmet medical need in oncology and inflammation.
●	Public Health Solutions – Concentrates on vaccines and therapeutics for biodefense and infectious diseases.

The Company’s CODM evaluates segment performance and allocates resources primarily based on the ability of the Specialized BioTherapeutics segment to advance its product development pipeline through a combination of government grants and contracts as well as shareholder investment. This segment represents the Company’s primary focus and strategic priority.

In contrast, the Public Health Solutions segment is fully funded by government sources, with no investor capital used. The ability of this segment to secure government grants and contracts is a key determinant of its sustainability and its contribution to the Company’s overall financial position. Funding from Public Health Solutions enables the Company to cover employee salaries, allocate funds to certain overhead costs such as rent and utilities, and supplement working capital.

Secondary to this, the CODM considers Adjusted Loss from Operations, which excludes non-cash share-based compensation and depreciation/amortization from operating expenses (R&D and G&A), and Net Loss Before Income Taxes, which incorporates these costs along with other income and expenses.

Segment Revenues and Profit (Loss)

The following table presents the revenues, significant expenses, and operating results of the Company’s reportable segments for the three months ended June 30, 2025:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$—	$—	$—	$—	$—	$—	$—
Cost of revenues	—	—	—	—	—	—	—
Gross profit	—	—	—	—	—	—	—
Significant expenses:
Research and development	1,523,099	3,332	1,526,431	27,819	122,764	—	1,677,014
General and administrative	—	—	—	—	1,014,468	72,397	1,086,865
Adjusted loss from operations	(1,523,099)	(3,332)	(1,526,431)	(27,819)	(1,137,232)	(72,397)	(2,763,879)
Share-based compensation	26,487	839	27,326	(27,326)	72,187	(72,187)	—
Depreciation and amortization	423	70	493	(493)	210	(210)	—
Loss from operations	(1,550,009)	(4,241)	(1,554,250)	—	(1,209,629)	—	(2,763,879)
Other (expenses) income, net	—	—	—	—	61,903	—	61,903
Net loss before income taxes	$(1,550,009)	$(4,241)	$(1,554,250)	$—	$(1,147,726)	$—	$(2,701,976)

The following table presents the revenues, significant expenses, and operating results of the Company’s reportable segments for the three months ended June 30, 2024:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$2,342	$—	$2,342	$—	$—	$—	$2,342
Cost of revenues	(2,342)	—	(2,342)	—	—	—	(2,342)
Gross profit	—	—	—	—	—	—	—
Significant expenses:
Research and development	261,313	61,276	322,589	22,669	155,900	—	501,158
General and administrative	—	—	—	—	1,206,923	36,594	1,243,517
Adjusted loss from operations	(261,313)	(61,276)	(322,589)	(22,669)	(1,362,823)	(36,594)	(1,744,675)
Share-based compensation	20,940	617	21,557	(21,557)	36,118	(36,118)	—
Depreciation and amortization	953	159	1,112	(1,112)	476	(476)	—
Loss from operations	(283,206)	(62,052)	(345,258)	—	(1,399,417)	—	(1,744,675)
Other (expenses) income, net	(31,346)	—	(31,346)	—	131,519	—	100,173
Net loss before income taxes	$(314,552)	$(62,052)	$(376,604)	$—	$(1,267,898)	$—	$(1,644,502)

The following table presents the revenues, significant expenses, and operating results of the Company’s reportable segments for the six months ended June 30, 2025:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$—	$—	$—	$—	$—	$—	$—
Cost of revenues	—	—	—	—	—	—	—
Gross profit	—	—	—	—	—	—	—
Significant expenses:
Research and development	3,273,701	61,667	3,335,368	55,572	227,754	—	3,618,694
General and administrative	—	—	—	—	2,062,842	108,851	2,171,693
Adjusted loss from operations	(3,273,701)	(61,667)	(3,335,368)	(55,572)	(2,290,596)	(108,851)	(5,790,387)
Share-based compensation	52,975	1,679	54,654	(54,654)	108,458	(108,458)	—
Depreciation and amortization	787	131	918	(918)	393	(393)	—
Loss from operations	(3,327,463)	(63,477)	(3,390,940)	—	(2,399,447)	—	(5,790,387)
Other (expenses) income, net	—	—	—	—	137,143	—	137,143
Net loss before income taxes	$(3,327,463)	$(63,477)	$(3,390,940)	$—	$(2,262,304)	$—	$(5,653,244)

The following table presents the revenues, significant expenses, and operating results of the Company’s reportable segments for the six months ended June 30, 2024:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$119,371	$—	$119,371	$—	$—	$—	$119,371
Cost of revenues	(119,371)	—	(119,371)	—	—	—	(119,371)
Gross profit	—	—	—	—	—	—	—
Significant expenses:
Research and development	1,100,292	106,526	1,206,818	45,041	344,339	—	1,596,198
General and administrative	—	—	—	—	2,189,797	75,771	2,265,568
Adjusted loss from operations	(1,100,292)	(106,526)	(1,206,818)	(45,041)	(2,534,136)	(75,771)	(3,861,766)
Share-based compensation	41,612	1,205	42,817	(42,817)	74,819	(74,819)	—
Depreciation and amortization	1,906	318	2,224	(2,224)	952	(952)	—
Loss from operations	(1,143,810)	(108,049)	(1,251,859)	—	(2,609,907)	—	(3,861,766)
Other (expenses) income, net	(23,806)	—	(23,806)	—	325,743	—	301,937
Net loss before income taxes	$(1,167,616)	$(108,049)	$(1,275,665)	$—	$(2,284,164)	$—	$(3,559,829)

The following table provides a reconciliation of total segment loss to consolidated loss before income taxes for the three months ended June 30:

	2025	2024
Loss from operations – reportable segments	$(1,554,250)	$(345,258)
Loss from operations – corporate	(1,209,629)	(1,399,417)
Interest income (expense), net	69,823	35,925
Other income (expense), net	(7,920)	64,248
Net loss before income taxes	$(2,701,976)	$(1,644,502)

The following table provides a reconciliation of total segment loss to consolidated loss before income taxes for the six months ended June 30:

	2025	2024
Loss from operations – reportable segments	$(3,390,940)	$(1,251,859)
Loss from operations – corporate	(2,399,447)	(2,609,907)
Interest income (expense), net	145,851	64,767
Other income (expense), net	(8,708)	237,170
Net loss before income taxes	$(5,653,244)	$(3,559,829)

Segment Assets

The Company’s total assets by segment as of June 30, 2025, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$112,342	$2,705	$115,047	$5,645,600	$5,760,647

The Company’s total assets by segment as of June 30, 2024, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$183,858	$2,917	$186,775	$9,678,304	$9,865,079

Significant Expense Categories Considered by CODM

The CODM regularly reviews the following significant expense categories when assessing segment performance and resource allocation:

●	Government Grant and Contract Funding – Both the Specialized BioTherapeutics and Public Health Solutions segments apply for and receive government grants and contracts. However, Public Health Solutions is exclusively funded by government sources, whereas Specialized BioTherapeutics utilizes a mix of government funding and shareholder investment.
●	Research & Development – Includes expenses for clinical trials, regulatory compliance, and R&D-related payroll.
●	General & Administrative – Comprises salaries, professional fees, and facility costs.
●	Share-Based Compensation – Represents non-cash stock option and restricted stock unit expenses.
●	Depreciation & Amortization – Costs related to the use of tangible and intangible assets.
●	Other Income/Expenses – Includes interest income and one-time gains/losses.

CODM and Use of Multiple Measures of Segment Profit/Loss

The Company’s CODM primarily evaluates segment performance based on two key financial measures:

●	Advancement of Specialized BioTherapeutics Through a Combination of Funding Sources – Assesses the effectiveness of shareholder investment and government grants in progressing product development.
●	Ability to Secure Government Grants and Contracts (Public Health Solutions Only) – Determines segment sustainability and funding for shared resources.
●	Adjusted Loss from Operations – Excludes non-cash share-based compensation and depreciation/amortization expenses for a clearer picture of operating performance.
●	Net Loss Before Income Taxes – Incorporates all expenses, including non-cash charges and other income/expenses, for a comprehensive profitability analysis.

Note 11.Operating Segments

Soligenix, Inc. operates in two reportable segments:

●	Specialized BioTherapeutics — Focuses on developing and commercializing products for orphan diseases and areas of unmet medical need in oncology and inflammation.
●	Public Health Solutions — Concentrates on vaccines and therapeutics for biodefense and infectious diseases.

The Company’s Chief Operating Decision Maker, identified as the Chief Executive Officer, evaluates segment performance and allocates resources primarily based on the ability of the Specialized BioTherapeutics segment to advance its product development pipeline through a combination of government grants and contracts as well as shareholder investment. This segment represents the Company’s primary focus and strategic priority.

In contrast, the Public Health Solutions segment is fully funded by government sources, with no investor capital used. The ability of this segment to secure government grants and contracts is a key determinant of its sustainability and its contribution to the Company’s overall financial position. Funding from Public Health Solutions enables the Company to cover employee salaries, allocate funds to certain overhead costs such as rent and utilities, and supplement working capital.

Secondary to this, the CODM considers Adjusted Loss from Operations, which excludes non-cash share-based compensation and depreciation/amortization from operating expenses (R&D and G&A), and Net Loss Before Income Taxes, which incorporates these costs along with other income and expenses.

Segment Revenues and Profit (Loss)

The following table presents the revenues, significant expenses, and operating results of the Company’s reportable segments for the year ended December 31, 2024:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$119,371	$—	$119,371	$—	$—	$—	$119,371
Cost of revenues	(119,371)	—	(119,371)	—	—	—	(119,371)
Gross profit	—	—	—	—	—	—	—
Significant expenses:
Research and development	4,233,771	249,852	4,483,623	135,987	603,979	—	5,223,589
General and administrative	—	—	—		4,016,266	199,642	4,215,908
Adjusted loss from operations	(4,233,771)	(249,852)	(4,483,623)	(135,987)	(4,620,245)	(199,642)	(9,439,497)
Share-based compensation	127,774	4,143	131,917	(131,917)	197,898	(197,898)	—
Depreciation and amortization	3,489	581	4,070	(4,070)	1,744	(1,744)	—
Loss from operations	(4,365,034)	(254,576)	(4,619,610)	—	(4,819,887)	—	(9,439,497)
Other (expenses) income, net	(22,342)	—	(22,342)	—	786,149	—	763,807
Net loss before income taxes	$(4,387,376)	$(254,576)	$(4,641,952)	$—	$(4,033,738)	$—	$(8,675,690)

The following table presents the revenues, significant expenses, and operating results of the Company’s reportable segments for the year ended December 31, 2023:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$395,124	$444,235	$839,359	$—	$—	$—	$839,359
Cost of revenues	(395,124)	(346,924)	(742,048)	—	—	—	(742,048)
Gross profit	—	97,311	97,311	—	—	—	97,311
Significant expenses:
Research and development	2,524,356	128,405	2,652,761	155,052	504,886	—	3,312,699
General and administrative	138,332	—	138,332		4,122,536	221,684	4,482,552
Adjusted loss from operations	(2,662,688)	(31,094)	(2,693,782)	(155,052)	(4,627,422)	(221,684)	(7,697,940)
Share-based compensation	145,683	4,782	150,465	(150,465)	219,717	(219,717)	—
Depreciation and amortization	3,932	655	4,587	(4,587)	1,967	(1,967)	—
Loss from operations	(2,812,303)	(36,531)	(2,848,834)	—	(4,849,106)	—	(7,697,940)
Other (expenses) income, net	25,267	—	25,267	—	(235,860)	—	(210,593)
Net loss before income taxes	$(2,787,036)	$(36,531)	$(2,823,567)	$—	$(5,084,966)	$—	$(7,908,533)

Reconciliation to Consolidated Loss Before Income Taxes

The following table provides a reconciliation of total segment loss to consolidated loss before income taxes:

Year ended December 31,	2024	2023
Loss from operations – reportable segments	$(4,619,610)	$(2,848,834)
Loss from operations – corporate	(4,819,887)	(4,849,106)
Interest income (expense), net	213,975	(49,129)
Other income (expense), net	549,832	(161,464)
Net loss before income taxes	$(8,675,690)	$(7,908,533)

Segment Assets

The Company’s total assets by segment as of December 31, 2024, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$48,604	$2,038	$50,642	$8,915,841	$8,966,483

The Company’s total assets by segment as of December 31, 2023, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$272,099	$3,976	$276,075	$9,521,251	$9,797,326

Significant Expense Categories Considered by CODM

The CODM regularly reviews the following significant expense categories when assessing segment performance and resource allocation:

●	Government Grant and Contract Funding — Both the Specialized BioTherapeutics and Public Health Solutions segments apply for and receive government grants and contracts. However, Public Health Solutions is exclusively funded by government sources, whereas Specialized BioTherapeutics utilizes a mix of government funding and shareholder investment.
●	Research & Development — Includes expenses for clinical trials, regulatory compliance, and R&D-related payroll.
●	General & Administrative — Comprises salaries, professional fees, and facility costs.
●	Share-Based Compensation — Represents non-cash stock option and restricted stock unit expenses.
●	Depreciation & Amortization — Costs related to the use of tangible and intangible assets.
●	Other Income/Expenses — Includes interest income and one-time gains/losses.

Chief Operating Decision Maker and Use of Multiple Measures of Segment Profit/Loss

The Company’s CODM primarily evaluates segment performance based on two key financial measures:

●	Advancement of Specialized BioTherapeutics Through a Combination of Funding Sources — Assesses the effectiveness of shareholder investment and government grants in progressing product development.
●	Ability to Secure Government Grants and Contracts (Public Health Solutions Only) — Determines segment sustainability and funding for shared resources.
●	Adjusted Loss from Operations — Excludes non-cash share-based compensation and depreciation/amortization expenses for a clearer picture of operating performance.
●	Net Loss Before Income Taxes — Incorporates all expenses, including non-cash charges and other income/expenses, for a comprehensive profitability analysis.